Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers1	$ 5,201.6	$ 4,500.7	$ 4,286.7
Gold products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers1	5,008.9	4,293.1	4,085.1
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers1	$ 192.7	$ 207.6	$ 201.6